Simplify Interest Rate Hedge ETF

Ticker Symbol: PFIX

A series of Simplify Exchange Traded Funds

Supplement dated January 31, 2024, to the Prospectus and Summary Prospectus dated November 1, 2023.

The bar chart under the heading "Performance" is replaced with the following.

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This Supplement provides relevant information for all shareholders and should be retained for future reference. The Fund's Prospectus dated November 1, 2023 and Statement of Additional Information dated November 1, 2023, and supplemented January 22, 2024, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.